Investment property - Summary of assumptions used in valuation of investment property (Detail) - Investment property [member]	Dec. 31, 2025	Dec. 31, 2024
Average ERV
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	164.9	144.3
Long-term inflation
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	2.7	3
Long-term occupancy rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	97.5	97.5
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	2.4	2.5
Average NOI margin
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	94.4	93.6
Discount rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	8.4	9.3